Acquisitions and divestments - Text details (Detail) € in Millions		1 Months Ended	5 Months Ended	12 Months Ended
		Aug. 31, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Aug. 09, 2017 EUR (€)	Aug. 09, 2017 $ / shares	Dec. 31, 2014 EUR (€)
Acquisitions [Abstract]
Purchase of businesses, net of cash acquired				€ (2,344)	€ (197)	€ (1,118)
Aggregated net cash outflow for acquisitions				2,333	168
Aggregated impact on goodwill				1,548
Aggregated impact on other intangible assets				926
Goodwill			€ 7,731	7,731	8,898
Overall cash position (cash and cash equivalents)			1,939	1,939	2,334	1,766			€ 1,873
Sales	[1]			17,780	17,422	16,806
Income (loss) from operations				1,517	1,464	658
Profit (loss) of acquiree			(37)
Divestments [Abstract]
Aggregated net cash consideration for divestments				54	43
Proceeds from sale of interests in businesses, net of cash disposed of				€ 64	€ 0	€ 71
The Spectranetics Corporation [Member]
Acquisitions [Abstract]
Purchase of businesses, paid in cash, per share | $ / shares								$ 38.50
Net cash outflow for acquisitions		€ 1,908
Number of employees							900
Countries of presence		11
Cash transferred							€ 1,441
Payoff of certain debt		€ 378
Settlement of various other items		48
Settlement of outstanding stock options		€ 94
Goodwill							1,255
Cash and cash equivalents recognised as of acquisition date							53
Receivable and other current assets value adjustment							€ 3
Acquisition-related costs			25
Revenue (loss) of acquiree			€ 114
The Spectranetics Corporation [Member] | Customer relationships [Member]
Acquisitions [Abstract]
Cash flows associated with incremental profits related to excess earnings, discount rate				10.50%
The Spectranetics Corporation [Member] | Technology-based [Member] | Bottom of range [Member]
Acquisitions [Abstract]
Discount rate applied to cashflows				11.50%
The Spectranetics Corporation [Member] | Technology-based [Member] | Top of range [Member]
Acquisitions [Abstract]
Discount rate applied to cashflows				13.00%
Remaining nine acquisitions [Member]
Acquisitions [Abstract]
Aggregated net cash outflow for acquisitions				€ 425
Aggregated impact on goodwill				293
Aggregated impact on other intangible assets				252
Remaining nine acquisitions [Member] | Bottom of range [Member]
Acquisitions [Abstract]
Individual net cash outflow for acquisitions				3
Remaining nine acquisitions [Member] | Top of range [Member]
Acquisitions [Abstract]
Individual net cash outflow for acquisitions				€ 117

[1]	The sales are reported based on country of destination.